Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Schedule of Finance Costs
	Year ended December 31,
	2023	2024	2025

Interest expense
Bank loans	$195,235	$254,090	$368,463
Other loans	28,439	44,036	237,331
Preferred shares liabilities (recognized as “Financial liabilities at amortized cost”)	27,543	28,041	28,889
Lease liabilities	42,419	66,640	65,137
Finance costs of issuing convertible notes at discount (note 1)	-	7,734,993	-
Commitment Fee (note 2)	-	18,750	225,000
Other	5,322	21,322	2,802
	$298,958	$8,167,872	$927,622

Note 1:	Finance costs related to issuing convertible notes at discount, please refer to Note 19 f) for details.

Note 2:	The Commitment Share related to Tumim equity line of credit is amortized over the contract period. Please refer to Note 19 l) for details.